LOANS LOANS - Indemnification Asset Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of year	$ 22,666	$ 45,091	$ 119,607
Net FDIC claims (received) / paid	2,423	(6,785)	(22,103)
Amortization	(4,740)	(5,531)	(7,672)
FDIC loss sharing income	(2,487)	365	3,720
Offset to accelerated discount	(232)	(10,474)	(26,044)
Impairment valuation adjustment	0	0	22,417
Balance at end of year	$ 17,630	$ 22,666	$ 45,091